Xtrackers Artificial Intelligence and Big Data ETF Investment Objectives and Goals - Xtrackers Artificial Intelligence and Big Data ETF	Sep. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers Artificial Intelligence and Big Data ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big DataTM Index.